Acquisitions - Concurrent Group LLC (Details) - BCP QUALTEK HOLDCO, LLC - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
	Aug. 30, 2021	Oct. 02, 2021	Dec. 31, 2019
Business Acquisition [Line Items]
Cash paid		$ 37,057	$ 76,342
Concurrent Group LLC
Business Acquisition [Line Items]
Percentage of interests acquired	100.00%
Cash paid	$ 13,828
Rollover equity	6,000
Acquisition debt	14,143
Maximum additional payment	30,000
Fair value of contingent consideration	$ 10,210